SEGMENT INFORMATION AND REVENUE ANALYSIS (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue	$ 30,191,069	$ 23,834,129	$ 18,531,178
Costs of revenue	(16,206,823)	(7,531,800)	(6,108,676)
Gross Profit	13,984,246	16,302,329	12,422,502
Interactive toys - animation series
Revenue	1,969,141	160,672	522,638
Costs of revenue	(1,348,936)	(81,201)	(379,069)
Gross Profit	620,205	79,471	143,569
Interactive toys - game series
Revenue	15,905,314	21,152,258	16,896,944
Costs of revenue	(5,490,820)	(7,160,508)	(5,612,915)
Gross Profit	10,414,494	13,991,750	11,284,029
Mobile game
Revenue	2,473,162	2,521,199	1,111,596
Costs of revenue	(10,577)	(290,091)	(116,692)
Gross Profit	2,462,585	2,231,108	994,904
Information service
Revenue	4,328,591
Costs of revenue	(4,334,411)
Gross Profit	(5,820)
Communication service
Revenue	5,514,861
Costs of revenue	(5,022,079)
Gross Profit	$ 492,782